Concentrations of Risk - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Percentage	12.60%	10.20%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Amount	$ 2,212
Customer Concentration Risk [Member] | Customer A [Member] | Purchases [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Percentage			10.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Payable [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Amount
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Percentage	10.60%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Amount	$ 142,058
Supplier Concentration Risk [Member] | Vendor A [Member] | Purchases [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Percentage	14.10%	18.50%	22.50%
Supplier Concentration Risk [Member] | Vendor A [Member] | Accounts Payable [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Amount	$ 214,605	$ 352,444	$ 143,696
Supplier Concentration Risk [Member] | Vendor B [Member] | Purchases [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Percentage	13.30%
Supplier Concentration Risk [Member] | Vendor B [Member] | Accounts Payable [Member]
Schedule of Revenue [Line Items]
Concentration Risk, Amount	$ 111,668